Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/
	Principal	Fair Value
Common Stocks - 63.3%
Aerospace & Defense - 1.0%
Boeing Co. (The) *	4,257	$821,558
General Dynamics Corp.	7,083	2,000,877
RTX Corp.	6,844	667,495
		3,489,930
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	7,931	603,866
Automobile Components - 0.2%
Atmus Filtration Technologies, Inc. *	8,023	258,742
Goodyear Tire & Rubber Co. (The) *	30,399	417,378
		676,120
Banks - 1.9%
JPMorgan Chase & Co.	15,886	3,181,966
Wells Fargo & Co.	55,693	3,227,966
		6,409,932
Beverages - 1.3%
Constellation Brands, Inc., Class A	6,273	1,704,751
Monster Beverage Corp. *	45,305	2,685,680
		4,390,431
Biotechnology - 1.5%
AbbVie, Inc.	11,871	2,161,709
Alnylam Pharmaceuticals, Inc. *	675	100,879
Amgen, Inc.	606	172,298
Apellis Pharmaceuticals, Inc. *	1,475	86,700
Ascendis Pharma A/S, ADR *	641	96,900
Biogen, Inc. *	932	200,967
Bridgebio Pharma, Inc. *	1,355	41,897
Celldex Therapeutics, Inc. *	2,286	95,943
Crinetics Pharmaceuticals, Inc. *	1,679	78,594
Immunocore Holdings PLC, ADR *	1,617	105,105
Moderna, Inc. *	982	104,642
Regeneron Pharmaceuticals, Inc. *	738	710,318
REVOLUTION Medicines, Inc. *	2,960	95,401
Rocket Pharmaceuticals, Inc. *	2,353	63,390
Sarepta Therapeutics, Inc. *	697	90,234
Syndax Pharmaceuticals, Inc. *	2,016	47,981
Ultragenyx Pharmaceutical, Inc. *	1,441	67,280
United Therapeutics Corp. *	266	61,105
Vaxcyte, Inc. *	1,156	78,966
Vertex Pharmaceuticals, Inc. *	1,606	671,324
		5,131,633
Broadline Retail - 3.6%
Amazon.com, Inc. *	69,165	12,475,983

Building Products - 0.6%
AZEK Co., Inc. (The) *	9,517	477,944
Builders FirstSource, Inc. *	5,232	1,091,134
Johnson Controls International PLC	1,236	80,735
Trane Technologies PLC	890	267,178
		1,916,991

	Shares/
	Principal	Fair Value

Capital Markets - 1.4%
Ares Management Corp., Class A	15,472	$2,057,466
Northern Trust Corp.	14,826	1,318,328
S&P Global, Inc.	3,588	1,526,515
		4,902,309
Chemicals - 1.5%
Arcadium Lithium PLC *	23,393	100,824
Cabot Corp.	10,369	956,022
Celanese Corp.	4,281	735,733
FMC Corp.	9,045	576,166
Ingevity Corp. *	4,702	224,285
Linde PLC	4,097	1,902,319
PPG Industries, Inc.	5,580	808,542
		5,303,891
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. *	5,644	1,136,194
Waste Connections, Inc.	3,801	653,810
		1,790,004
Construction & Engineering - 0.0%†
Fluor Corp. *	3,673	155,294
Consumer Finance - 0.5%
American Express Co.	7,370	1,678,075
Consumer Staples Distribution & Retail - 0.7%
Performance Food Group Co. *	30,095	2,246,291
Containers & Packaging - 0.1%
Ball Corp.	4,293	289,177
Electric Utilities - 1.2%
Constellation Energy Corp.	2,312	427,373
Edison International	14,382	1,017,239
Exelon Corp.	16,559	622,122
NextEra Energy, Inc.	13,054	834,281
PG&E Corp.	78,313	1,312,526
		4,213,541
Energy Equipment & Services - 0.2%
Schlumberger NV	15,662	858,434
Entertainment - 0.8%
Netflix, Inc. *	2,826	1,716,315
Spotify Technology SA *	3,418	902,010
		2,618,325
Financial Services - 2.9%
Berkshire Hathaway, Inc., Class B *	8,119	3,414,202
Block, Inc. *	19,795	1,674,261
Corpay, Inc. *	2,418	746,050
Global Payments, Inc.	7,537	1,007,395
PayPal Holdings, Inc. *	7,098	475,495
Visa, Inc., Class A	4,974	1,388,144
WEX, Inc. *	6,132	1,456,534
		10,162,081

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value

Gas Utilities - 0.2%
Atmos Energy Corp.	6,419	$763,027
Ground Transportation - 0.9%
Knight-Swift Transportation Holdings, Inc.	10,704	588,934
Ryder System, Inc.	4,565	548,667
Uber Technologies, Inc. *	24,061	1,852,457
		2,990,058
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	2,610	296,653
Boston Scientific Corp. *	21,303	1,459,042
Dexcom, Inc. *	6,278	870,759
Edwards Lifesciences Corp. *	10,544	1,007,585
Intuitive Surgical, Inc. *	1,981	790,597
Stryker Corp.	2,576	921,873
		5,346,509
Health Care Providers & Services - 2.2%
agilon health, Inc. *	80,591	491,605
Cencora, Inc.	6,349	1,542,744
Centene Corp. *	10,832	850,095
Elevance Health, Inc.	2,241	1,162,048
HCA Healthcare, Inc.	3,759	1,253,739
Humana, Inc.	999	346,373
Molina Healthcare, Inc. *	1,206	495,461
UnitedHealth Group, Inc.	2,611	1,291,662
		7,433,727
Health Care REITs - 0.3%
Welltower, Inc.	10,554	986,166
Hotel & Resort REITs - 0.2%
Ryman Hospitality Properties, Inc.	6,862	793,316
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. *	944	2,743,991
DoorDash, Inc., Class A *	12,460	1,715,991
Hyatt Hotels Corp., Class A	7,037	1,123,246
		5,583,228
Household Durables - 0.6%
Lennar Corp., Class A	7,103	1,221,574
Meritage Homes Corp.	986	173,003
Skyline Champion Corp. *	8,880	754,889
		2,149,466
Insurance - 2.2%
American International Group, Inc.	18,244	1,426,134
Arch Capital Group Ltd. *	11,576	1,070,085
Assured Guaranty Ltd.	6,573	573,494
Everest Group Ltd.	4,122	1,638,495
Marsh & McLennan Cos., Inc.	2,717	559,648
Progressive Corp. (The)	6,211	1,284,559
SiriusPoint Ltd. *	44,508	565,697
Trupanion, Inc. *	20,910	577,325
		7,695,437

	Shares/
	Principal	Fair Value

Interactive Media & Services - 3.9%
Alphabet, Inc., Class A *	66,481	$10,033,977
Meta Platforms, Inc., Class A	6,849	3,325,738
		13,359,715
IT Services - 0.3%
Squarespace, Inc., Class A *	25,639	934,285
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	5,612	816,602
Danaher Corp.	6,949	1,735,304
ICON PLC *	2,459	826,101
Illumina, Inc. *	3,081	423,083
Thermo Fisher Scientific, Inc.	346	201,099
		4,002,189
Machinery - 0.8%
Flowserve Corp.	6,361	290,570
Fortive Corp.	11,650	1,002,133
Helios Technologies, Inc.	5,136	229,528
Ingersoll Rand, Inc.	3,864	366,887
Middleby Corp. (The) *	5,275	848,167
		2,737,285
Media - 0.4%
New York Times Co. (The), Class A	11,286	487,781
Omnicom Group, Inc.	8,916	862,712
		1,350,493
Oil, Gas & Consumable Fuels - 2.7%
EQT Corp.	11,005	407,955
Exxon Mobil Corp.	39,160	4,551,959
Marathon Petroleum Corp.	6,826	1,375,439
Shell PLC, ADR	35,002	2,346,534
Targa Resources Corp.	6,764	757,500
		9,439,387
Passenger Airlines - 0.4%
Delta Air Lines, Inc.	25,195	1,206,085
Personal Care Products - 0.5%
Haleon PLC, ADR	194,990	1,655,465
Pharmaceuticals - 2.7%
AstraZeneca PLC, ADR	15,562	1,054,326
Eli Lilly & Co.	4,979	3,873,463
GSK PLC, ADR	13,594	582,775
Longboard Pharmaceuticals, Inc. *	5,700	123,120
Merck & Co., Inc.	20,091	2,651,007
Novartis AG, ADR	3,834	370,863
Structure Therapeutics, Inc., ADR *	1,540	66,004
Zoetis, Inc.	4,023	680,732
		9,402,290
Professional Services - 0.5%
Dayforce, Inc. *	11,379	753,404
Science Applications International Corp.	7,714	1,005,828
		1,759,232

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value

Real Estate Management & Development - 0.1%
CoStar Group, Inc. *	3,538	$341,771
Retail REITs - 0.2%
Simon Property Group, Inc.	5,004	783,076
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. *	21,590	3,896,779
First Solar, Inc. *	2,082	351,442
KLA Corp.	2,320	1,620,682
Marvell Technology, Inc.	13,992	991,753
Micron Technology, Inc.	19,423	2,289,778
NVIDIA Corp.	8,591	7,762,484
Texas Instruments, Inc.	12,607	2,196,265
		19,109,183
Software - 9.3%
Adobe, Inc. *	7,815	3,943,449
Atlassian Corp., Class A *	6,531	1,274,263
HubSpot, Inc. *	2,573	1,612,139
Intuit, Inc.	4,754	3,090,100
Microsoft Corp.	41,619	17,509,946
ServiceNow, Inc. *	3,738	2,849,851
Synopsys, Inc. *	2,889	1,651,064
		31,930,812
Specialized REITs - 0.2%
Equinix, Inc.	1,025	845,963
Specialty Retail - 1.3%
AutoZone, Inc. *	511	1,610,493
TJX Cos., Inc. (The)	28,641	2,904,770
		4,515,263
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	40,654	6,971,348
Tobacco - 0.7%
Philip Morris International, Inc.	27,228	2,494,629
Trading Companies & Distributors - 0.1%
AerCap Holdings NV *	4,973	432,203
Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.	11,900	1,942,318
Total Common Stocks
(Cost - $125,264,427)		218,266,234
U.S. Treasury Securities and Agency Bonds - 12.4%
U.S. Treasury Bond
3.25%, 5/15/42	$45,000	38,313
3.38%, 8/15/42	785,400	679,432
4.00%, 11/15/42	762,700	719,530
3.88%, 2/15/43	758,600	702,327
3.88%, 5/15/43	806,800	745,754
4.38%, 8/15/43	564,000	558,096

	Shares/
	Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
4.75%, 11/15/43	$1,218,000	$1,265,388
4.50%, 2/15/44	655,900	660,409
3.00%, 11/15/44	610,000	489,263
2.50%, 2/15/45	1,811,900	1,327,075
2.88%, 8/15/45	545,000	424,909
2.50%, 5/15/46	805,000	581,738
3.00%, 5/15/47	355,900	280,049
2.75%, 8/15/47	320,000	239,900
2.88%, 5/15/52	951,700	721,508
4.00%, 11/15/52	908,700	855,917
3.63%, 2/15/53	733,000	644,868
3.63%, 5/15/53	841,200	740,453
4.13%, 8/15/53	650,800	626,599
4.75%, 11/15/53	759,800	812,511
4.25%, 2/15/54	1,002,100	987,382
U.S. Treasury Note
4.75%, 7/31/25	255,000	254,582
5.00%, 8/31/25	645,400	646,787
5.00%, 9/30/25	582,000	583,523
4.88%, 11/30/25††	1,930,000	1,933,166
4.00%, 2/15/26	231,000	228,176
4.63%, 2/28/26	225,000	224,868
4.63%, 3/15/26	43,000	42,973
4.38%, 8/15/26	1,344,700	1,339,920
0.75%, 8/31/26	505,000	461,779
4.63%, 9/15/26	310,000	310,775
4.63%, 10/15/26	140,000	140,443
1.13%, 10/31/26	420,000	385,875
4.63%, 11/15/26	170,000	170,604
1.25%, 11/30/26	140,000	128,773
4.38%, 12/15/26	895,000	893,112
1.25%, 12/31/26	1,164,000	1,068,970
4.00%, 1/15/27	363,000	358,774
4.25%, 3/15/27	600,000	597,469
2.50%, 3/31/27	327,000	309,717
2.75%, 4/30/27	155,000	147,662
2.63%, 5/31/27	144,000	136,513
3.25%, 6/30/27	295,000	284,998
3.13%, 8/31/27	260,600	250,451
4.13%, 9/30/27	806,100	800,180
4.13%, 10/31/27	788,300	782,388
3.88%, 11/30/27	192,200	189,182
3.88%, 12/31/27	313,600	308,688
3.50%, 1/31/28	325,200	315,838
4.00%, 2/29/28	1,225,700	1,212,007
1.25%, 3/31/28	44,000	39,114
3.63%, 3/31/28	550,000	536,443
3.50%, 4/30/28	205,000	198,962
3.63%, 5/31/28	218,000	212,584
4.00%, 6/30/28	233,600	231,127

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
4.13%, 7/31/28	$688,200	$684,275
4.38%, 8/31/28	631,200	634,134
4.63%, 9/30/28	1,043,000	1,058,604
4.88%, 10/31/28	650,000	666,682
1.50%, 11/30/28	195,000	172,575
4.38%, 11/30/28	536,000	539,120
3.75%, 12/31/28	2,207,800	2,161,919
4.00%, 1/31/29	2,220,400	2,198,716
4.25%, 2/28/29	1,817,600	1,821,008
2.38%, 3/31/29	53,000	48,603
4.13%, 3/31/29	250,000	249,082
2.63%, 7/31/29	125,000	115,561
4.00%, 10/31/29	318,000	314,435
3.88%, 11/30/29	171,000	168,021
3.88%, 12/31/29	196,300	192,857
3.50%, 4/30/30	112,000	107,699
3.75%, 5/31/30	129,000	125,704
3.75%, 6/30/30	254,000	247,442
4.00%, 7/31/30	101,200	99,947
4.13%, 8/31/30	366,800	364,708
3.75%, 12/31/30	871,000	847,490
Total U.S. Treasury Securities and Agency Bonds
(Cost - $44,193,328)		42,646,426
Agency Mortgage Backed Securities - 8.6%
Federal Home Loan Mortgage Corporation - 3.4%
Freddie Mac Gold Pool
3.00%, 9/1/28	1,802	1,691
2.50%, 10/1/28	3,584	3,364
2.50%, 12/1/31	23,985	22,130
3.50%, 11/1/34	26,099	24,574
3.00%, 2/1/43	17,006	15,625
3.50%, 10/1/43	8,307	7,632
4.00%, 8/1/44	5,157	4,891
3.00%, 11/1/46	492,871	437,371
3.00%, 12/1/46	128,976	114,454
Freddie Mac Pool
4.50%, 1/1/38	156,360	154,543
4.50%, 5/1/38	32,674	32,184
2.50%, 7/1/41	206,690	180,471
2.00%, 11/1/41	247,052	208,117
2.50%, 2/1/42	475,275	415,201
5.00%, 11/1/43	70,925	70,381
4.00%, 4/1/47	9,236	8,816
4.00%, 11/1/48	163,702	154,289
4.50%, 11/1/48	9,090	8,781
4.00%, 5/1/49	25,475	24,254
4.00%, 7/1/49	29,984	28,399
4.50%, 8/1/49	19,160	18,592

	Shares/
	Principal	Fair Value

Federal Home Loan Mortgage Corporation (continued)
2.50%, 1/1/51	$244,531	$205,823
2.00%, 2/1/51	133,473	106,357
2.00%, 3/1/51	565,476	448,403
2.00%, 5/1/51	2,201,722	1,757,015
2.00%, 5/1/51	124,973	100,244
2.50%, 7/1/51	684,849	574,279
2.00%, 4/1/52	1,258,714	1,009,463
4.50%, 8/1/52	453,224	432,915
5.00%, 8/1/52	221,196	216,489
5.00%, 10/1/52	866,069	845,757
5.00%, 1/1/53	221,157	216,107
5.50%, 1/1/53	687,406	685,444
5.50%, 2/1/53	33,846	33,697
5.50%, 3/1/53	55,189	55,020
5.50%, 5/1/53	790,220	786,613
5.00%, 6/1/53	452,456	441,977
6.00%, 8/1/53	494,884	499,648
5.50%, 9/1/53	55,003	54,940
5.50%, 9/1/53	54,417	54,573
5.50%, 9/1/53	54,352	54,406
5.00%, 11/1/53	119,703	116,885
5.50%, 11/1/53	274,779	273,606
6.50%, 11/1/53	605,801	621,474
		11,526,895
Federal National Mortgage Association - 3.4%
Fannie Mae or Freddie Mac, 5.00%, 4/1/54(a)	$87,000	84,934
Fannie Mae Pool
2.50%, 4/1/28	4,901	4,699
3.00%, 10/1/28	2,997	2,856
2.50%, 2/1/30	10,181	9,563
2.50%, 6/1/30	32,820	30,830
2.50%, 10/1/31	62,060	57,428
2.50%, 12/1/31	16,356	15,135
3.50%, 6/1/37	111,055	105,625
4.00%, 1/1/38	366,534	358,515
4.50%, 1/1/38	162,845	160,501
4.50%, 4/1/38	339,996	336,134
2.50%, 2/1/41	63,023	55,015
2.00%, 4/1/41	139,117	117,189
2.00%, 5/1/41	154,903	130,485
2.00%, 7/1/41	292,834	246,677
2.00%, 10/1/41	125,287	105,539
1.50%, 11/1/41	316,238	255,689
3.00%, 6/1/43	200,696	178,892
3.00%, 7/1/43	26,087	23,488
4.00%, 11/1/43	9,005	8,592
4.00%, 1/1/46	131,831	124,565

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value

Federal National Mortgage Association (continued)
4.00%, 2/1/46	$144,534	$136,568
4.00%, 3/1/46	14,544	13,829
3.00%, 10/1/46	672,197	593,306
4.50%, 7/1/48	27,490	27,117
4.50%, 11/1/48	11,767	11,432
4.00%, 1/1/49	18,765	17,813
4.00%, 8/1/49	8,100	7,694
3.00%, 7/1/50	265,831	232,362
4.50%, 10/1/50	8,882	8,602
2.00%, 11/1/50	299,058	236,645
2.00%, 12/1/50	316,608	250,560
2.00%, 2/1/51	72,410	58,080
2.00%, 4/1/51	174,015	139,501
2.50%, 5/1/51	561,790	470,750
3.50%, 7/1/51	882,014	800,708
2.50%, 8/1/51	926,145	780,706
4.00%, 8/1/51	18,468	17,588
2.00%, 9/1/51	200,783	162,087
3.00%, 10/1/51	571,685	499,140
2.50%, 11/1/51	630,756	539,716
2.50%, 12/1/51	339,573	283,904
2.50%, 1/1/52	365,117	305,942
4.50%, 7/1/52	453,468	432,635
4.00%, 8/1/52	220,189	204,035
4.50%, 8/1/52	23,850	22,801
5.00%, 8/1/52	41,964	40,967
4.50%, 9/1/52	132,362	126,756
4.50%, 9/1/52	12,742	12,207
5.00%, 9/1/52	42,076	41,200
5.00%, 9/1/52	20,423	20,029
4.00%, 10/1/52	219,581	204,331
5.00%, 10/1/52	41,645	40,805
5.50%, 10/1/52	429,284	429,854
4.50%, 11/1/52	28,701	27,646
5.50%, 1/1/53	207,302	206,355
5.50%, 8/1/53	54,645	54,414
6.00%, 9/1/53	1,266,187	1,279,369
5.00%, 11/1/53	577,841	564,238
		11,714,043
Government National Mortgage Association - 1.8%
Ginnie Mae II Pool
3.00%, 12/20/42	13,076	11,859
3.50%, 7/20/43	13,906	12,897
4.00%, 12/20/44	4,508	4,310
4.00%, 8/20/48	11,611	11,058
4.00%, 9/20/48	26,140	24,895
4.00%, 10/20/48	11,316	10,725
3.00%, 11/20/49	149,994	133,678

	Shares/
	Principal	Fair Value

Government National Mortgage Association (continued)
2.00%, 12/20/50	$732,641	$600,335
2.00%, 1/20/51	190,342	156,287
2.00%, 2/20/51	167,662	137,638
2.50%, 3/20/51	187,101	159,861
3.00%, 7/20/51	636,146	562,083
2.50%, 8/20/51	721,103	615,445
2.50%, 10/20/51	427,180	364,396
3.50%, 1/20/52	939,126	855,014
3.00%, 3/20/52	493,292	435,482
3.50%, 3/20/52	393,640	358,565
4.00%, 4/20/52	162,153	151,781
4.00%, 5/20/52	463,362	433,864
3.50%, 7/20/52	316,053	287,782
4.00%, 8/20/52	435,302	407,651
4.50%, 8/20/52	325,475	312,189
2.50%, 12/20/52	343,906	293,128
		6,340,923
Total Agency Mortgage Backed Securities
(Cost - $31,107,036)		29,581,861
Corporate Bonds and Notes - 8.3%
Aerospace & Defense - 0.3%
BAE Systems PLC, 5.25%, 3/26/31(b)	200,000	200,972
Heico Corp.
5.25%, 8/1/28	351,000	352,792
5.35%, 8/1/33	466,000	467,948
		1,021,712
Agriculture - 0.4%
Archer-Daniels-Midland Co.
2.90%, 3/1/32	275,000	237,053
4.50%, 8/15/33	209,000	202,396
Philip Morris International, Inc.
5.13%, 2/13/31	195,000	194,012
5.25%, 2/13/34	675,000	669,652
		1,303,113
Auto Manufacturers - 0.0%†
Daimler Truck Finance North America LLC, 5.15%, 1/16/26(b)	150,000	149,475
Banks - 2.0%
Bank of America Corp.
1.73%, (SOFR + 0.96%), 7/22/27(c)	435,000	401,197
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28(c)	11,000	10,313
5.82%, (SOFR + 1.57%), 9/15/29(c)	449,000	460,673
2.30%, (SOFR + 1.22%), 7/21/32(c)	45,000	36,867
BNP Paribas SA
2.82%, (3 Month US Libor + 1.37%), 11/19/25(b),(c)	200,000	196,161

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value

Banks (continued)
5.89%, (SOFR + 1.87%), 12/5/34(b),(c)	$320,000	$335,181
BPCE SA, 6.71%, (SOFR + 2.27%), 10/19/29(b),(c)	485,000	507,656
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 1/23/30(c)	90,000	89,828
Commonwealth Bank of Australia, 5.07%, 9/14/28(b)	500,000	505,119
Credit Agricole SA, 6.32%, (SOFR + 1.86%), 10/3/29(b),(c)	548,000	568,766
Credit Suisse AG, 7.50%, 2/15/28	544,000	587,142
Danske Bank A/S
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26(b),(c)	435,000	409,596
5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30(b),(c)	205,000	206,479
Deutsche Bank AG, 6.82%, (SOFR + 2.51%), 11/20/29(c)	375,000	392,294
ING Groep NV, 5.34%, (SOFR + 1.44%), 3/19/30(c)	200,000	199,479
JPMorgan Chase & Co., 2.07%, (SOFR + 1.02%), 6/1/29(c)	10,000	8,876
Morgan Stanley
5.47%, (SOFR + 1.73%), 1/18/35(c)	150,000	151,480
5.95%, (US 5 Year CMT T-Note + 2.43%), 1/19/38(c)	272,000	271,391
UBS AG, 5.65%, 9/11/28	315,000	322,676
UBS Group AG, 6.30%, (US 1 Year CMT T-Note + 2.00%), 9/22/34(b),(c)	200,000	209,720
Wells Fargo & Co.
3.00%, 2/19/25	150,000	146,749
6.30%, (SOFR + 1.79%), 10/23/29(c)	330,000	343,752
4.90%, (SOFR + 2.10%), 7/25/33(c)	368,000	354,786
		6,716,181
Beverages - 0.1%
Keurig Dr Pepper, Inc., 5.05%, 3/15/29	320,000	320,860
Commercial Services - 0.3%
Ashtead Capital, Inc.
5.50%, 8/11/32(b)	200,000	195,608
5.95%, 10/15/33(b)	200,000	202,444
5.80%, 4/15/34(b)	200,000	200,298
Element Fleet Management Corp., 5.64%, 3/13/27(b)	145,000	145,443
ERAC USA Finance LLC, 5.20%, 10/30/34(b)	180,000	179,821
		923,614

	Shares/
	Principal	Fair Value

Diversified Financial Services - 0.2%
American Express Co.
6.49%, (SOFR + 1.94%), 10/30/31(c)	$35,000	$37,521
5.04%, (SOFR + 1.84%), 5/1/34(c)	330,000	326,457
Capital One Financial Corp.
7.15%, (SOFR + 2.44%), 10/29/27(c)	105,000	109,305
6.31%, (SOFR + 2.64%), 6/8/29(c)	195,000	200,638
5.70%, (SOFR + 1.91%), 2/1/30(c)	75,000	75,622
		749,543
Electric - 0.9%
Alabama Power Co., 1.45%, 9/15/30	30,000	24,282
Dominion Energy, Inc., 3.38%, 4/1/30	5,000	4,546
Emera US Finance LP, 2.64%, 6/15/31	200,000	163,185
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(b)	10,000	9,919
5.20%, 4/1/28(b)	15,000	15,025
Georgia Power Co.
4.70%, 5/15/32	918,000	896,215
4.75%, 9/1/40	65,000	59,878
NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	135,000	135,542
Pacific Gas and Electric Co., 4.50%, 7/1/40	717,150	613,349
Public Service Enterprise Group, Inc.
5.20%, 4/1/29	200,000	200,075
5.45%, 4/1/34	110,000	110,325
SCE Recovery Funding LLC
0.86%, 11/15/31	92,356	79,132
1.94%, 5/15/38	50,000	36,578
2.51%, 11/15/43	30,000	20,659
Sempra, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52(c)	251,000	231,576
Southern California Edison Co.
3.70%, 8/1/25	45,000	44,020
4.00%, 4/1/47	50,000	39,601
5.88%, 12/1/53	92,000	94,954
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34(b)	335,047	324,292
		3,103,153
Entertainment - 0.1%
Warnermedia Holdings, Inc., 4.05%, 3/15/29	278,000	260,250
Food - 0.2%
Sigma Alimentos SA de CV, 4.13%, 5/2/26(b)	240,000	232,086
Tyson Foods, Inc., 5.70%, 3/15/34	446,000	451,559
		683,645
Gas - 0.1%
Boston Gas Co., 3.15%, 8/1/27(b)	60,000	55,669

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value

Gas (continued)
KeySpan Gas East Corp., 2.74%, 8/15/26(b)	$275,000	$256,687
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	145,000	150,245
		462,601
Healthcare-Products - 0.2%
Alcon Finance Corp., 5.38%, 12/6/32(b)	400,000	403,878
Smith & Nephew PLC, 5.40%, 3/20/34	320,000	318,856
		722,734
Healthcare-Services - 0.4%
Children's Hospital/DC, 2.93%, 7/15/50	85,000	54,863
Dignity Health, 3.81%, 11/1/24	92,000	90,684
HCA, Inc., 5.45%, 4/1/31	90,000	90,548
Humana, Inc.
5.38%, 4/15/31	130,000	130,121
5.88%, 3/1/33	183,000	188,838
5.50%, 3/15/53	163,000	158,713
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	13,956
Providence St Joseph Health Obligated Group, 5.40%, 10/1/33	435,000	442,005
Toledo Hospital (The), 5.75%, 11/15/38	75,000	74,479
		1,244,207
Insurance - 0.2%
Athene Global Funding, 5.58%, 1/9/29(b)	445,000	447,996
Corebridge Financial, Inc., 6.05%, 9/15/33(b)	90,000	92,828
Corebridge Global Funding, 5.90%, 9/19/28(b)	55,000	56,359
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	146,632
		743,815
Lodging - 0.2%
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26(b)	600,000	575,886
Machinery-Diversified - 0.2%
AGCO Corp., 5.80%, 3/21/34	155,000	156,935
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	565,000	572,382
		729,317
Media - 0.1%
Comcast Corp., 3.25%, 11/1/39	348,000	272,544
Mining - 0.4%
Glencore Funding LLC
5.37%, 4/4/29(b)	160,000	160,403
6.38%, 10/6/30(b)	709,000	748,056
5.70%, 5/8/33(b)	65,000	66,132
6.50%, 10/6/33(b)	149,000	159,124

	Shares/
	Principal	Fair Value

Mining (continued)
5.89%, 4/4/54(b)	$85,000	$86,246
		1,219,961
Passenger Airlines - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	65,702	60,106
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	17,141	16,495
		76,601
Pharmaceuticals - 0.1%
AbbVie, Inc.
4.95%, 3/15/31	215,000	216,522
5.35%, 3/15/44	15,000	15,317
5.40%, 3/15/54	60,000	61,749
		293,588
Pipelines - 0.2%
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(b)	60,000	59,647
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(b)	80,000	82,149
6.50%, 8/15/43(b)	138,000	148,046
Energy Transfer LP, 5.55%, 5/15/34	160,000	160,488
Gray Oak Pipeline LLC
2.60%, 10/15/25(b)	144,000	137,297
3.45%, 10/15/27(b)	25,000	23,474
Targa Resources Corp., 6.15%, 3/1/29	160,000	166,496
		777,597
REITS - 0.9%
GLP Capital LP / GLP Financing II, Inc., 6.75%, 12/1/33	522,000	549,757
Kite Realty Group LP, 5.50%, 3/1/34	647,000	643,191
LXP Industrial Trust, 6.75%, 11/15/28	275,000	286,860
Prologis Targeted US Logistics Fund LP, 5.25%, 4/1/29(b)	80,000	79,775
Realty Income Corp., 5.13%, 2/15/34	520,000	511,149
SBA Tower Trust
2.84%, 1/15/25(b)	100,000	97,664
1.88%, 1/15/26(b)	95,000	88,238
1.63%, 11/15/26(b)	115,000	104,222
VICI Properties LP, 6.13%, 4/1/54	264,000	261,012
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/1/27(b)	366,000	365,568
WEA Finance LLC
2.88%, 1/15/27(b)	30,000	27,451
3.50%, 6/15/29(b)	70,000	61,897
		3,076,784
Semiconductors - 0.2%
Broadcom, Inc., 3.47%, 4/15/34(b)	493,000	423,059
Intel Corp., 5.60%, 2/21/54	343,000	350,203
		773,262

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value

Software - 0.2%
Constellation Software, Inc.
5.16%, 2/16/29(b)	$45,000	$44,976
5.46%, 2/16/34(b)	566,000	570,253
Oracle Corp., 3.65%, 3/25/41	286,000	224,944
		840,173
Telecommunications - 0.2%
AT&T, Inc.
4.30%, 12/15/42	374,000	320,377
3.50%, 9/15/53	212,000	149,805
3.85%, 6/1/60	33,000	23,906
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25(b)	102,500	101,948
T-Mobile USA, Inc., 6.00%, 6/15/54	57,000	61,020
Verizon Communications, Inc.
2.99%, 10/30/56	110,000	70,469
3.00%, 11/20/60	71,000	44,280
		771,805
Trucking & Leasing - 0.2%
DAE Funding LLC, 1.55%, 8/1/24(b)	500,000	491,809
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25(b)	345,000	339,494
		831,303
Total Corporate Bonds and Notes
(Cost - $28,488,452)		28,643,724
Asset Backed and Commercial Backed Securities - 2.3%
Affirm Asset Securitization Trust 2020-Z1, 1.07%, 8/15/25 (b)	5,944	5,904
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (b),(d)	10,582	10,014
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	150,209
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (b)	141,189	127,264
CF Hippolyta Issuer LLC
1.53%, 3/15/61(b)	311,008	280,314
5.97%, 8/15/62(b)	97,713	94,971
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (b)	176,886	170,510
Connecticut Avenue Security Trust, 6.87%, (SOFR + 1.55%), 10/25/41 (b),(c)	70,000	70,304
Credit Suisse First Boston Mortgage Securities Corp., 4.50%, 7/25/20	4,538	3,703
Enterprise Fleet Financing 2023-3 LLC, 6.40%, 3/20/30 (b)	365,000	370,547
Fannie Mae REMICS
3.50%, 6/25/44	45,615	43,443

	Shares/
	Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
3.00%, 1/25/45	$125,340	$109,765
3.00%, 12/25/45	204,380	185,576
1.50%, 10/25/49	208,179	159,276
3.00%, 12/25/54	303,234	285,697
Fannie Mae-Aces, 5.84%, (SOFR + 0.51%), 10/25/24 (c)	11,049	10,979
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/25/48 (b),(d)	66,931	61,534
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (b),(d)	142,283	120,611
Ford Credit Auto Owner Trust 2021-REV1, 1.61%, 10/17/33 (b)	100,000	92,345
Freddie Mac Multifamily Structured Pass Through Certificates
2.40%, 3/25/32	280,000	238,449
4.43%, 2/25/33(d)	260,000	255,187
Freddie Mac REMICS
4.00%, 9/15/41	188,371	179,008
1.75%, 9/15/42	207,573	190,965
3.00%, 6/15/45	225,076	209,744
4.00%, 7/15/48	140,764	128,877
Government National Mortgage Association
2.50%, 10/20/49	426,587	366,007
6.04%, (1 Month US Libor + 0.71%), 5/20/65(c)	32,935	32,804
6.06%, (1 Month US Libor + 0.73%), 8/20/65(c)	41,541	41,455
6.14%, (1 Month US Libor + 0.81%), 10/20/65(c)	52	51
6.44%, (1 Month US Libor + 1.11%), 12/20/65(c)	36,686	36,789
GSR Mortgage Loan Trust 2005-AR6, 5.06%, 9/25/35 (d)	3,198	2,823
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (b)	326,889	297,556
Horizon Aircraft Finance III Ltd., 2019-2, 3.43%, 11/15/39 (b)	207,513	165,580
Kubota Credit Owner Trust 2023-2, 5.28%, 1/18/28 (b)	240,000	240,624
Metlife Securitization Trust, 3.00%, 4/25/55 (b),(d)	37,832	35,142
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (b),(d)	14,145	13,809
Navient Private Education Refi Loan Trust 2023-A, 5.51%, 10/15/71 (b)	289,647	291,030
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (b)	375,000	328,921

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
New Economy Assets Phase 1 Sponsor, LLC, 2.41%, 10/20/61 (b)	$120,000	$100,633
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (b),(d)	40,152	37,427
Retained Vantage Data Centers Issuer LLC, 5.00%, 9/15/48 (b)	507,000	489,889
SCF Equipment Leasing 2021-1 LLC, 0.83%, 8/21/28 (b)	70,756	69,978
Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	85,916	80,742
Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	531,167	473,684
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (b),(d)	100,000	74,513
SFS Auto Receivables Securitization Trust 2023-1, 5.89%, 3/22/27 (b)	93,566	93,701
Structured Adjustable Rate Mortgage Loan Trust
7.02%, 2/25/34(d)	1,677	1,605
5.79%, 9/25/34(d)	1,744	1,662
Texas Natural Gas Securitization Finance Corp.
5.10%, 4/1/35	190,000	191,662
5.17%, 4/1/41	145,000	147,202
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (b),(d)	39,529	37,200
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (b),(d)	13,486	12,947
Volkswagen Auto Lease Trust 2024-A, 5.21%, 6/21/27	190,000	190,279
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	242,156
Wheels Fleet Lease Funding 1 LLC, 6.46%, 8/18/38 (b)	250,000	250,755
Total Asset Backed and Commercial Backed Securities
(Cost - $8,308,521)		7,903,822
Sovereign Debts - 0.5%
Israel Government International Bond
5.38%, 3/12/29	325,000	325,731
5.50%, 3/12/34	200,000	197,488
5.75%, 3/12/54	234,000	224,214
Mexico Government International Bond, 6.40%, 5/7/54	240,000	239,185
Saudi Government International Bond
5.00%, 1/16/34(b)	436,000	433,175
5.75%, 1/16/54(b)	320,000	316,064

	Shares/
	Principal	Fair Value
Sovereign Debts (continued)

Total Sovereign Debts
(Cost - $1,730,612)		$1,735,857
Municipal Bonds - 0.4%
Golden State Tobacco Securitization Corp., 3.00%, 6/1/46	40,000	36,931
Illinois Municipal Electric Agency, 6.83%, 2/1/35	180,000	193,445
Kansas Development Finance Authority, 5.37%, 5/1/26	60,000	60,016
Metropolitan Transportation Authority
6.20%, 11/15/26	5,000	5,057
6.81%, 11/15/40	180,000	200,056
5.18%, 11/15/49	65,000	60,270
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	289,905
State of Illinois, 5.10%, 6/1/33	555,000	550,960
University of California, 1.61%, 5/15/30	20,000	16,872
Total Municipal Bonds
(Cost - $1,515,690)		1,413,512
Exchange Traded Funds - 0.3%
Equity Funds - 0.3%
SPDR S&P 500 ETF Trust (Cost - $1,026,597)	2,216	1,159,123
Short-Term Investments - 4.0%
Money Market Funds - 4.0%
Dreyfus Government Cash Management, 5.20%(e)	11,586,320	11,586,320
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(e)	2,133,636	2,133,636
Total Money Market Funds (Cost - $13,719,956)		13,719,956
Total Short-Term Investments (Cost - $13,719,956)		13,719,956
Total Investments - 100.1%
(Cost - $255,354,619)		$345,070,515
Other Assets Less Liabilities - Net (0.1)%		(357,543)
Total Net Assets - 100.0%		$344,712,972

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

*	Non-income producing security.
†	Represents less than 0.05%.
††	A portion of this investment, valued at $50,868, is held as collateral for derivative investments.
(a)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(b)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2024, these securities amounted to $15,843,554 or 4.6% of net assets.
(c)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

AFFILIATED ISSUER TRANSACTIONS

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal period to date transactions with companies which are or were affiliates are as follows:

	Value at 12/31/23	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Interest Income	Capital Gain Distributions	Number of Shares at 03/31/24	Value at 03/31/24
KKR & Co., Inc.	$ 825,600	$ —	$ (828,252)	$ 228,146	$ (225,494)	$ —	$ —	—	$ —